Document and Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	MYT NETHERLANDS PARENT B.V.
Document Period End Date	Jun. 30, 2022
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39880
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Einsteinring 9
Entity Address, Address Line Two	Munich
Entity Address, City or Town	Aschheim
Entity Address, Postal Zip Code	85609
Entity Address, Country	DE
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.000015 per share
Trading Symbol	MYTE
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001831907
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	84,683,628
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Munich, Germany
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Einsteinring 9
Entity Address, Address Line Two	Munich
Entity Address, City or Town	Aschheim
Entity Address, Postal Zip Code	85609
Entity Address, Country	DE
Contact Personnel Name	Nanah Busch
Contact Personnel Email Address	Investors@mytheresa.com